UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4666

Seligman Pennsylvania Municipal Fund Series
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 9/30

Date of reporting period: 6/30/08

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Pennsylvania Municipal Fund Series
Schedule of Investments (unaudited)
June 30, 2008

Face Amount	Municipal Bonds	Rating†	Value

$490,000	Allegheny County, PA Higher Education Building Authority University Rev. (Duquesne University), 5% due 3/1/2028	A2	$486,933
1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 5.70% due 10/1/2014	Aa3	1,062,890
1,000,000	Berks County, PA Municipal Authority Hospital Rev. (The Reading Hospital & Medical Center Project), 6% due 11/1/2029ø	Aaa	1,068,780
1,100,000	Butler County, PA GO’s 5.25% due 7/15/2023ø	A+‡	1,192,378
530,000	Commonwealth of Pennsylvania GOs, 5.375% due 7/1/2017	Aa2	587,812
1,000,000	Delaware Valley, PA Regional Finance Authority (Local Government Rev.), 7.75% due 7/1/2027	Aa2	1,339,300
430,000	Montgomery County, PA GOs, 5.25% due 8/15/2017	Aaa	475,829
1,000,000	Northampton County, PA General Purpose Authority Rev., 5.25% due 10/1/2030	Aaa	1,025,120
1,000,000	Pennsylvania Economic Development Financing Authority Rev., (The Procter & Gamble Paper Products Company Project), 5.375% due 3/1/2031*	Aa3	1,021,720
1,050,000	Pennsylvania Higher Educational Facilities Authority Rev.(Drexel University), 5.75% due 5/1/2022	A2	1,061,949
750,000	Pennsylvania Intergovernmental Cooperative Authority Special Tax Rev. (Philadelphia Funding Program), 5% due 6/15/2021	A1	752,483
500,000	Pennsylvania State Turnpike Commission Oil Franchise Tax Rev., 5.25% due 12/1/2016ø	A2	544,460
1,000,000	Pennsylvania State Turnpike Commission Rev., 5% due 7/15/2041ø	Aa3	1,062,970
1,000,000	Philadelphia, PA Parking Authority Airport Parking Rev., 5.50% due 9/1/2018	Aa3	1,011,590
450,000	Philadelphia, PA Redevelopment Authority (Home Mortgage Rev.), 9% due 6/l/2017††	NR	610,209

Total Municipal Bonds — 95.6%			13,304,423

	Short-Term Holdings

400,000	California Infrastructure & Economic Development Bank Rev. (J Paul Getty Trust), VRDN, due 4/01/2033	VMIG 1	400,000

Total Short-Term Holdings — 2.9%			400,000

Total Investments — 98.5%			13,704,423
Other Assets Less Liabilities — 1.5%			211,201

Net Assets — 100.0%			$13,915,624

†

Credit ratings are primarily those issued by Moody’s Investors Service, Inc. (“Moody’s”). Where Moody’s ratings have not been assigned, ratings from Standard & Poor’s Corporation (“S&P”) were used (indicated by the symbol ‡). Pre-refunded and escrowed-to-maturity securities that have been rerated as AAA by S&P but have not been rerated by Moody’s have been reported as AAA.

††	Escrowed-to-maturity security.

ø	Pre-refunded security. Such securities that will be paid off within one year are classified as short-term holdings.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

VRDN — Variable rate demand notes.

The cost of investments for federal income tax purposes was $12,907,796. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $810,808 and $14,181, respectively. Net unrealized appreciation was $796,627.

Security Valuation and Risk – Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s investment manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Trustees (the “Trustees”). This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security.

Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the investment manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less. Variable rate demand notes (VRDN) purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At June 30, 2008, the interest rate earned was 1.90%.

Fixed-income securities owned by the Fund are subject to interest-rate risk, credit risk, prepayment risk, and market risk. To the extent that the Fund concentrate its investments in municipal securities issued by a single state and its municipalities, specific events or factors affecting a particular state may have an impact on the municipal securities of that state without affecting the municipal market in general.

Subsequent Events – On July 7, 2008, Ameriprise Financial, Inc. (“Ameriprise”) announced an agreement to acquire the Fund’s investment manager in a transaction that is likely to close in the fourth quarter of 2008. Under the 1940 Act, consummation of Ameriprise’s acquisition of the investment manager will result in the investment manager becoming a wholly-owned subsidiary of RiverSource Investments, LLC (“RiverSource”), a subsidiary of Ameriprise, and a change of control of the investment manager and an assignment and automatic termination of the Fund’s management agreement with the investment manager. On July 29, 2008, the Fund’s Board approved a new advisory agreement with RiverSource, and a new administration agreement with Ameriprise. The new advisory agreement will be presented to the shareholders of the Fund for their approval.

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

By: /S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date: August 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By: /S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date: August 25, 2008

By: /S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date: August 25, 2008

SELIGMAN PENNSYLVANIA MUNICIPAL FUND SERIES

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.